Contingencies (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Royalty payment on sales revenue, percent	0.50%
Royalty payment maximum	$ 20,000
SYNSORB
Disclosure of contingent liabilities [line items]
Milestone payment in connection with Share Purchase Agreement	$ 1,000,000.0
Payment due period	90 days
Royalty payment due to founding shareholders, percent	10.75%	10.75%
Royalty payment on net sales due to founding shareholders, percent	2.15%	2.15%